Nature of Operations	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Nature of Operations	Nature of Operations
Ero Copper Corp. (“Ero" or the "Company") was incorporated on May 16, 2016 under the Business Corporations Act (British Columbia) and maintains its head office at Suite 1050, 625 Howe Street, Vancouver, British Columbia, Canada, V6C 2T6. The Company’s shares are publicly traded on the Toronto Stock Exchange and the New York Stock Exchange under the symbol “ERO”.

The Company’s primary asset is its 99.6% ownership interest in Mineração Caraíba S.A. (“MCSA”), held indirectly through its wholly-owned subsidiary, Ero Brasil Participaçoes Ltda. The Company also currently owns a 97.6% ownership interest in NX Gold S.A. (“NX Gold”) indirectly through its wholly-owned subsidiary, Ero Gold Corp. (“Ero Gold”).

MCSA is a Brazilian copper company which holds a 100% interest in the Caraíba Operations, located in the State of Bahia, and the Tucumã Operation, located in the southeastern part of the State of Pará. MCSA’s predominant activity is the production and sale of copper concentrates, with gold and silver produced and sold as by-products.
NX Gold is a Brazilian gold mining company which holds a 100% interest in the Xavantina Operations and is focused on the production and sale of gold as its main product and silver as its by-product. The Xavantina Operations are located approximately 18 kilometers west of the town of Nova Xavantina, in southeastern State of Mato Grosso, Brazil.